Income Tax - Schedule of Income Tax Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred	$ 170,539	$ 111
Change in valuation allowance	$ (170,539)	$ (111)